Acquisition of Properties (Details) (USD $)	12 Months Ended			0 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 18, 2013	Dec. 31, 2013	Dec. 20, 2012	Apr. 14, 2011	Dec. 31, 2010
Oil and gas properties
Bargain purchase gain			$ 26,208,000
Post Acquisition
Total operating revenues	259,169,000	149,814,000	168,283,000
Total operating expenses	203,417,000	144,974,000	145,629,000
Operating income	55,752,000	4,840,000	22,654,000
Net income	(2,186,000)	(3,079,000)	60,326,000
Sabine acquisition
Acquisition of Properties
Initial purchase price				193,500,000
Oil and gas properties
Unproved				39,596,000
Proved				154,724,000
Asset retirement obligations				(824,000)
Total purchase price				193,496,000
Purchase price placed in escrow account				24,000,000
Post Acquisition
Total operating revenues					1,365,000
Total operating expenses					291,000
Operating income					1,074,000
Net income					1,074,000
Pro Forma
Total operating revenue	308,773,000
Total operating expenses	229,648,000
Operating income	79,125,000
Net income	45,778,000
Chalker acquisition
Acquisition of Properties
Initial purchase price						251,900,000
Oil and gas properties
Unproved						71,264,000
Proved						182,493,000
Asset retirement obligations						(293,000)
Total purchase price						253,464,000
Post Acquisition
Net income		(2,501,000)	61,130,000
Pro Forma
Total operating revenue		194,685,000
Total operating expenses		161,053,000
Operating income		33,632,000
Net income		25,713,000
Oil and natural gas properties located in Oklahoma
Acquisition of Properties
Initial purchase price							154,100,000
Oil and gas properties
Unproved							26,200,000
Proved							154,100,000
Oil and gas properties							154,225,000
Asset retirement obligations							(167,000)
Total purchase price							154,058,000
Total fair value							180,300,000
Bargain purchase gain							26,200,000
Ownership interest in the undeveloped properties (as a percent)							50.00%
Post Acquisition
Net income			61,130,000					24,780,000
Pro Forma
Total operating revenue			176,884,000
Total operating expenses			150,197,000
Operating income			26,687,000
Net income			$ 62,408,000